DERIVATIVE INSTRUMENTS (Narrative) (Details) ₪ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Outstanding forward exchange contracts | $		$ 18,890	$ 18,495
Forward exchange contract remaining maturity	1 year	1 year
Israel, New Shekels
Outstanding forward exchange contracts | ₪				₪ 69,307	₪ 71,274